Cash and Cash Equivalents - Disclosure of Cash and Cash Equivalents (Detail) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of cash and cash equivalents [line items]
Cash on hand	$ 358	$ 74
Cash at bank	119,829,155	79,693,054
Restricted cash	0
Cash on deposit	3,588,203	302,001
Cash and cash equivalents	$ 123,417,716	$ 79,995,129	$ 60,593,191	$ 26,322,047